Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	14
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18000%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.470%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.900%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.420%	August 15, 2019
Class B Notes	$47,360,000.00	1.720%	September 15, 2019
Class C Notes	$31,570,000.00	1.950%	February 15, 2020
Class D Notes	$31,570,000.00	2.350%	December 15, 2020
Total	$1,610,240,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,972,234.68

Principal:
Principal Collections	$26,674,646.58
Prepayments in Full	$16,605,331.61
Liquidation Proceeds	$657,852.42
Recoveries	$42,289.34
Sub Total	$43,980,119.95
Collections	$46,952,354.63

Purchase Amounts:
Purchase Amounts Related to Principal	$179,716.65
Purchase Amounts Related to Interest	$1,183.00
Sub Total	$180,899.65

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$47,133,254.28

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	14
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$47,133,254.28
Servicing Fee	$769,771.12	$769,771.12	$0.00	$0.00	$46,363,483.16
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$46,363,483.16
Interest - Class A-2 Notes	$78,597.14	$78,597.14	$0.00	$0.00	$46,284,886.02
Interest - Class A-3 Notes	$348,375.00	$348,375.00	$0.00	$0.00	$45,936,511.02
Interest - Class A-4 Notes	$121,220.67	$121,220.67	$0.00	$0.00	$45,815,290.35
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,815,290.35
Interest - Class B Notes	$67,882.67	$67,882.67	$0.00	$0.00	$45,747,407.68
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,747,407.68
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$45,696,106.43
Third Priority Principal Payment	$5,480,910.26	$5,480,910.26	$0.00	$0.00	$40,215,196.17
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$40,153,371.59
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$40,153,371.59
Regular Principal Payment	$36,516,865.16	$36,516,865.16	$0.00	$0.00	$3,636,506.43
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,636,506.43
Residual Released to Depositor	$0.00	$3,636,506.43	$0.00	$0.00	$0.00
Total		$47,133,254.28

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$5,480,910.26
Regular Principal Payment					$36,516,865.16
Total					$41,997,775.42
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$41,997,775.42	$77.96	$78,597.14	$0.15	$42,076,372.56	$78.11
Class A-3 Notes	$0.00	$0.00	$348,375.00	$0.75	$348,375.00	$0.75
Class A-4 Notes	$0.00	$0.00	$121,220.67	$1.18	$121,220.67	$1.18
Class B Notes	$0.00	$0.00	$67,882.67	$1.43	$67,882.67	$1.43
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$41,997,775.42	$26.08	$729,201.31	$0.45	$42,726,976.73	$26.53

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	14

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$200,673,545.83	0.3725145	$158,675,770.41	0.2945531
Class A-3 Notes	$464,500,000.00	1.0000000	$464,500,000.00	1.0000000
Class A-4 Notes	$102,440,000.00	1.0000000	$102,440,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$878,113,545.83	0.5453308	$836,115,770.41	0.5192492

Pool Information
Weighted Average APR	3.818%	3.810%
Weighted Average Remaining Term	42.37	41.63
Number of Receivables Outstanding	55,802	53,971
Pool Balance	$923,725,338.39	$879,183,254.47
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$883,728,542.25	$841,062,635.57
Pool Factor	0.5604528	0.5334278

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$13,187,748.82
Yield Supplement Overcollateralization Amount	$38,120,618.90
Targeted Overcollateralization Amount	$43,067,484.06
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$43,067,484.06

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	14

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		180	$424,536.66
(Recoveries)		55	$42,289.34
Net Losses for Current Collection Period			$382,247.32
Cumulative Net Losses Last Collection Period			$3,159,551.64
Cumulative Net Losses for all Collection Periods			$3,541,798.96

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.50%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.17%	530	$10,287,249.31
61-90 Days Delinquent	0.13%	49	$1,179,290.59
91-120 Days Delinquent	0.03%	12	$252,323.78
Over 120 Days Delinquent	0.04%	20	$376,364.81
Total Delinquent Receivables	1.38%	611	$12,095,228.49

Repossession Inventory:
Repossessed in the Current Collection Period		22	$384,998.92
Total Repossessed Inventory		26	$595,983.64

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Prior Collection Period			0.3413%
Prior Collection Period			0.3378%
Current Collection Period			0.5088%
Three Month Average			0.3960%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1129%
Prior Collection Period			0.1344%
Current Collection Period			0.1501%
Three Month Average			0.1325%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer